Cover	Dec. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 24, 2025
Entity File Number	001-40809
Entity Registrant Name	NEXTNRG, INC.
Entity Central Index Key	0001817004
Entity Tax Identification Number	84-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	407 Lincoln Rd. #9F
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33190
City Area Code	(305)
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NXXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false